Acquisition of Business (Tables)	9 Months Ended
Mar. 31, 2014
Acquisition of Business
Schedule of fair value of the consideration paid and assets/liabilities acquired

Fair value of total consideration

	Acquisition from Dorian Holdings	Grendon acquisition	Total
Cash	9,732,911	6,672,485	16,405,396
Equity instruments (4,667,135 common shares of the Company at NOK 75.00 per share)	59,092,499	—	59,092,499
Total consideration	68,825,410	6,672,485	75,497,895
Fair value of identifiable assets and liabilities acquired:
Cash	2,672,500	—	2,672,500
Vessels	194,457,529	6,625,000	201,082,529
Inventories on board the vessels	1,407,622	47,485	1,455,107
Newbuilding vessels contracted for construction	17,593,130	—	17,593,130
Other assets—Vessel purchase options	4,605,000	—	4,605,000
Long term bank debt	(135,224,500)	—	(135,224,500)
Interest rate swaps	(16,685,871)	—	(16,685,871)
Net assets acquired—fair value	68,825,410	6,672,485	75,497,895

Summary of total net revenues and net income
$ in 000’s	For the year ended March 31, 2014	For the year ended March 31, 2013
Net revenues	$45,017	$38,662
Net income/ (loss)	$6,613	$(6,639)